Fair Value Measurements and Disclosures - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	$ 25,405	$ 28,750	$ 33,742
Investment in mutual fund	29,977	34,932	47,979
Derivative assets	239	105	493
Derivative liabilities	379	425	352
Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund	4,572	4,681	4,270
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund		1,501
Mutual Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund			9,967
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund		1,501
Level 1 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund		1,501
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	25,405	28,750	33,742
Investment in mutual fund	29,977	33,431	47,979
Derivative assets	239	105	493
Derivative liabilities	379	425	352
Level 2 [Member] | Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund	$ 4,572	$ 4,681	4,270
Level 2 [Member] | Mutual Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in mutual fund			$ 9,967